Income Taxes - Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 421	$ 372
Long-term deferred tax liabilities	(440)	(452)
Net deferred tax liabilities	$ (19)	$ (80)